BANK LOANS (Details - Related party guaranteed loans) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Carrying amount		$ 3,854	$ 322
Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount		3,804	219
Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount		50	100
Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount			3
Secured Fixed Rate Bank Loan [Member]
Debt Instrument [Line Items]
Carrying amount		88	111
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount		58	54
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount		30	57
Secured Fixed Rate Bank Loan [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount			0
Secured Fixed Rate Bank Loan 1 [Member]
Debt Instrument [Line Items]
Carrying amount		53	66
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount		33	31
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount		20	32
Secured Fixed Rate Bank Loan 1 [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount			3
Secured Fixed Rate Bank Loan 2 [Member]
Debt Instrument [Line Items]
Carrying amount		83	145
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount		83	134
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount		0	11
Secured Fixed Rate Bank Loan 2 [Member] | Debt Instruments Period Three Years [Member]
Debt Instrument [Line Items]
Carrying amount			$ 0
Secured Floating Rate Short Term Borrowings [Member]
Debt Instrument [Line Items]
Carrying amount	[1]	3,630
Secured Floating Rate Short Term Borrowings [Member] | Debt Instruments Period With In One Year [Member]
Debt Instrument [Line Items]
Carrying amount		3,630
Secured Floating Rate Short Term Borrowings [Member] | Debt Instruments Period Two Years [Member]
Debt Instrument [Line Items]
Carrying amount		$ 0

[1]

Trade financing facilities from a bank were granted to the Company, which was disclosed in note 15. As of Jun 30, 2025, USD3,630,310 of the trade financing facilities have been utilized. The trade facilities were paid to the suppliers by the bank directly at the Company’s instruction and the Company reports operating cash outflows and financing cash inflows on the consolidated statements of cash flows to depict the substance of these transactions.

The facilities are secured by a corporate guarantee executed by the Company, a fixed charge over the Company’s Sales Collection Account, a first deed of debenture over all goods and receivables financed by the bank, and an assignment and charge over contracts and proceeds financed under the facility.